Loans receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans Receivable Details Abstract
Current	$ 62,439	$ 46,977
Non-Current	39,317	33,917
Gross loans receivable	$ 101,756	$ 80,894	$ 69,186